PROPERTY PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 307	$ 363	$ 619	$ 719